3. DISCONTINUED OPERATIONS	6 Months Ended
Jun. 30, 2016
Discontinued Operations
NOTE 3. DISCONTINUED OPERATIONS

For the fiscal year ended December 31, 2014, our businesses consisted of 1) commercial vehicle sales, leasing and support business, 2) property lease and management business, 3) insurance agency, and 4) internet-based business in the commercial vehicle industry. In August 2015 we began winding down the operations of our commercial vehicle sales, leasing and support business and insurance agency business (the “traditional business”), in the following steps,

1.	Ceased to market and sign up new contracts for commercial vehicles sales, leasing and support business and insurance agency business;

2.	Actively sold a number of the transportation companies, which constitute the sales network of the traditional businesses to achieve market penetration at a municipal and county level throughout China, to third parties.

3.	Transferred the long-lived assets, mainly including the computers and furniture, from the traditional businesses to the internet-based business;

4.	Dismissed or transferred the employees from the traditional businesses to the internet-based business.

On December 31, 2015 the Board of Directors approved that the Company shift its strategy to focusing on its internet-based business, which was initially launched near the end of 2014. Accordingly, the Company determines that the traditional businesses were ceased as of December 31, 2015, and should be reported as discontinued operations.

The Company will continue to service outstanding leases until they have all been collected. The due dates for the remaining leases run through July 2017 and the Company also expects to continue servicing and collecting on any payments that become overdue. This constitutes significant continuing involvement in the traditional businesses after their cessation.

The assets and liabilities of the traditional businesses were included in the captions “Assets of discontinued operations” and “Liabilities of discontinued operations”, in the accompanying balance sheets at June 30, 2016 and December 31, 2015 and consisted of the following:

	June 30,	December 31,
	2016	2015
	(unaudited)
Assets classified as discontinued operations
Accounts receivable, net	$18,951	$27,688
Prepaid expenses and other current assets	2,681	3,100
Inventories	1,562	4,330
Current maturities of long-term net investment in direct financing and sales-type leases, net of provision for credit losses	15,721	63,774
Short-term net investment in sales-type leases	79	5,703
Total current assets	38,994	104,595
Long-term net investment in direct financing and sales-type leases, net of current maturities	45	3,064
Deferred income tax assets	10,235	12,186
Total non-current assets	10,280	15,250
Total assets	$49,274	$119,845

	June 30,	December 31,
	2016	2015
	(unaudited)
Liabilities classified as discontinued operations
Income tax payable	─	111
Other payables and accrued liabilities	10,165	11,795
Long-term payables, current portion	─	─
Short-term bonds payable	─	36,738
Financing payables, related parties	1,804	1,801
Total current liabilities	11,969	50,445
Long-term payables	915	2,587
Total non-current liabilities	915	2,587
Total liabilities	$12,884	$53,032

The following are revenues and income from discontinued operations:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015

Revenues	$2,356	$66,833	$5,194	$132,759

Income (loss) from discontinued operations	(1,500)	4,362	(1,455)	12,252
Income tax provision (benefit)	(665)	1,375	(248)	3,537
Income (loss) from discontinued operation, net of income tax	$(835)	$2,987	$(1,207)	$8,715